INVESTMENT IN OASIS LLCS (Details)	Jul. 03, 2018 USD ($)	Jun. 27, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 05, 2018 USD ($)	Dec. 04, 2017 USD ($)	May 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	May 31, 2017 USD ($)
INVESTMENT IN OASIS LLCS (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			10.00%	10.00%
Investments						$ 2,050,000	$ 2,050,000	$ 0
Oasis Acquisition [Member]
INVESTMENT IN OASIS LLCS (Details) [Line Items]
Number of Subsidiaries					3
Payments to Acquire Businesses, Gross			$ 6,200,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			90.00%
Debt Instrument, Face Amount			$ 4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 6,000,000
Subsequent Event [Member]
INVESTMENT IN OASIS LLCS (Details) [Line Items]
Number of Subsidiaries		3
Subsequent Event [Member] | Oasis Acquisition [Member]
INVESTMENT IN OASIS LLCS (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 6,200,000	$ 6,200,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	90.00%
Debt Instrument, Face Amount	$ 4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 6,000,000
Business Acquisition, Equity Interest Issued or Issuable, Description	The number of shares shall equal $6,000,000 divided by the lower of $1.00 or the conversion price to receive one share of the Company’s common stock in its next equity offering that it commences in 2018 that exceeds $6 million, multiplied by 80%
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High	$ 1,000,000
Average Revenue, Maintained	$ 20,000
Deposit [Member] | Oasis Acquisition [Member]
INVESTMENT IN OASIS LLCS (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 250,000
Additional Payments [Member] | Oasis Acquisition [Member]
INVESTMENT IN OASIS LLCS (Details) [Line Items]
Payments to Acquire Businesses, Gross				$ 1,800,000	$ 1,800,000